Assets Held for Sale (Details) - Schedule of Assets Held for Sale - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Assets Held for Sale [Line Items]
Total carrying amount of assets held for sale	$ 1,616
Less: Carrying amount in excess of fair value (less selling costs)	(603)
Assets held for sale, net of impairment	1,013
Equipment [Member]
Schedule of Assets Held for Sale [Line Items]
Total carrying amount of assets held for sale	1,556
Office Equipment [Member]
Schedule of Assets Held for Sale [Line Items]
Total carrying amount of assets held for sale	29
Vehicles [Member]
Schedule of Assets Held for Sale [Line Items]
Total carrying amount of assets held for sale	$ 31